Fair value estimation - Summary of Fair Value of Financial Instruments (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)
Fair value estimation
Financial assets at fair value through profit or loss	¥ 40,513		¥ 104,952
Financial assets at fair value through other comprehensive income	174,904		104,970
Convertible bonds	251,942	$ 34,668	272,684
Recurring fair value measurements
Fair value estimation
Financial assets at fair value through profit or loss	40,513		104,952
Financial assets at fair value through other comprehensive income	174,904		104,970
Convertible bonds	251,942		272,684
Level 1 | Recurring fair value measurements
Fair value estimation
Financial assets at fair value through other comprehensive income	60,880		104,970
Level 3
Fair value estimation
Financial assets at fair value through profit or loss	65,600			¥ 1,200
Financial assets at fair value through other comprehensive income	114,000
Level 3 | Recurring fair value measurements
Fair value estimation
Financial assets at fair value through profit or loss	40,513		104,952
Financial assets at fair value through other comprehensive income	114,024
Convertible bonds	¥ 251,942		¥ 272,684